Stockholders' Equity (Tables) (LendingClub Corp) - LendingClub Corp [Member]	12 Months Ended
Dec. 31, 2016
Schedule of Convertible Preferred Stock

As of January 1, 2014, the Company had the following shares of preferred stock authorized and outstanding:

	Designated Shares	Issued and Outstanding Shares	Aggregate Liquidation Preference	Amount
Series A	68,025,100	66,100,340	$17,599	$17,402
Series B	65,642,104	65,577,300	12,268	12,164
Series C	62,486,436	62,486,436	24,490	24,388
Series D	36,030,712	36,030,712	32,044	31,943
Series E	14,285,712	10,000,000	17,500	17,347
Total convertible preferred stock	246,470,064	240,194,788	$103,901	$103,244

Shares of Common Stock Reserved for Future Issuance

As of December 31, 2016 and 2015, the Company had shares of common stock reserved for future issuance as follows:

December 31,	2016	2015
Options and unvested RSUs outstanding	62,082,821	52,652,310
Available for future stock option and RSU grants	28,449,336	33,560,939
Available for ESPP	5,408,441	2,589,991
Total reserved for future issuance	95,940,598	88,803,240